HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Jun. 30, 2024 USD ($) property	Mar. 31, 2024 USD ($) property	Dec. 31, 2023 property
United States
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $		$ 120
United States and United Arab Emirates
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $	$ 173
Office | United States
Disclosure of financial assets [line items]
Number of assets held for sale	6		5
Malls | United States
Disclosure of financial assets [line items]
Number of assets held for sale			4
Hotel | United States
Disclosure of financial assets [line items]
Number of assets held for sale	3		2
Number of investment property sold		2
Multifamily | United States
Disclosure of financial assets [line items]
Number of assets held for sale	1
Logistics | United States
Disclosure of financial assets [line items]
Number of assets held for sale	1		1
Hospitality | United States
Disclosure of financial assets [line items]
Number of investment property sold	5
Hospitality | South Korea
Disclosure of financial assets [line items]
Number of assets held for sale	1
Retail | United States
Disclosure of financial assets [line items]
Number of assets held for sale	6
Number of investment property sold	1